Income Taxes - Summary of Income Tax Assets and Income Tax Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income tax assets	$ 795	$ 712
Current income tax liabilities	(294)	(197)
Net current income tax assets / (liabilities) at the end	$ 501	$ 515	$ 748	$ 617